CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Income from voyages and related services	$ 8,427.4	$ 5,162.2	$ 12,561.6
Cost of voyages and related services:
Operating expenses and cost of services	(4,513.2)	(3,885.1)	(4,764.5)
Depreciation	(1,130.2)	(1,449.8)	(1,370.3)
Impairment of assets		(2,034.9)
Gross profit (loss)	2,784.0	(2,207.6)	6,426.8
Other operating income	46.6	14.4	48.9
Other operating expenses	(0.8)	(29.3)	(0.9)
General and administrative expenses	(296.1)	(280.7)	(338.3)
Share of loss of associates	(6.4)	(7.8)	(0.7)
Results from operating activities	2,527.3	(2,511.0)	6,135.8
Finance income	149.2	142.2	130.9
Finance expenses	(471.5)	(446.7)	(239.4)
Net finance expenses	(322.3)	(304.5)	(108.5)
Profit (loss) before income taxes	2,205.0	(2,815.5)	6,027.3
Income taxes	(51.2)	127.6	(1,398.3)
Profit (loss) for the year	2,153.8	(2,687.9)	4,629.0
Attributable to:
Owners of the Company	2,147.7	(2,695.6)	4,619.4
Non-controlling interests	6.1	7.7	9.6
Profit (loss) for the year	$ 2,153.8	$ (2,687.9)	$ 4,629.0
Earnings (loss) per share (US$)
Basic earnings (loss) per 1 ordinary share	$ 17.84	$ (22.42)	$ 38.49
Diluted earnings (loss) per 1 ordinary share	$ 17.82	$ (22.42)	$ 38.35